EMPLOYEE STOCK AND SAVINGS PLANS	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
EMPLOYEE STOCK AND SAVINGS PLANS
EMPLOYEE STOCK AND SAVINGS PLANS
The Company’s U.S. employees are eligible to participate in various 401(k) savings and other plans provided by iHeartCommunications for the purpose of providing retirement benefits for substantially all employees.  Under these plans, a Company employee can make pre-tax contributions and the Company will match 50% of the employee’s first 5% of pay contributed to the plan.  Employees vest in these Company matching contributions based upon their years of service to the Company.  Contributions to these plans of $2.2 million, $2.3 million and $2.4 million for the years ended December 31, 2017, 2016 and 2015, respectively, were recorded as a component of operating expenses.
In addition, employees in the Company’s International markets participate in retirement plans administered by the Company which are not part of the 401(k) savings and other plans sponsored by iHeartCommunications.  Contributions to these plans of $13.1 million, $15.1 million and $13.6 million for the years ended December 31, 2017, 2016 and 2015, respectively, were recorded as a component of operating expenses.
Certain highly compensated executives of the Company are eligible to participate in a non-qualified deferred compensation plan sponsored by iHeartCommunications, under which such executives were able to make an annual election to defer up to 50% of their annual salary and up to 80% of their bonus before taxes. The Company suspended all salary and bonus deferral and company matching contributions to the deferred compensation plan on January 1, 2010. Matching credits on amounts deferred may be made in the sole discretion of iHeartCommunications and iHeartCommunications retains ownership of all assets until distributed.  Participants in the plan have the opportunity to allocate their deferrals and any matching credits among different investment options, the performance of which is used to determine the amounts paid to participants under the plan.  There is no liability recorded by the Company under this deferred compensation plan as the liability of this plan is that of iHeartCommunications.